High Income Securities Fund
Portfolio of Investments
May 31, 2021 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 55.64%
Closed-End Funds - 37.14%
Apollo Senior Floating Rate Fund	77,845	$1,199,592
Apollo Tactical Income Fund	70,147	1,069,040
Delaware Enhanced Global Dividend Fund	50,013	523,386
Eaton Vance Floating-Rate Income Fund	135,359	2,217,180
First Eagle Senior Loan Fund	222,367	3,226,545
Invesco High Income Trust II	11,240	160,507
Morgan Stanley Emerging Markets Debt Fund	227,714	2,124,572
New America High Income Fund	31,246	286,838
Nuveen Floating Rate Income Fund	156,740	1,506,271
Nuveen Floating Rate Income Opportunities Fund	83,820	795,452
Nuveen Short Duration Credit Opportunities Fund	284,629	4,090,119
PGIM Global High Yield Fund, Inc.	176,072	2,730,877
Rivernorth Specialty Finance Corp.	45,557	860,116
Templeton Global Income Fund	451,174	2,531,086
Tortoise Energy Independence Fund, Inc.	55,315	1,099,662
Tortoise Power & Energy Infrastructure Fund, Inc.	206,153	2,727,404
Vertical Capital Income Fund	310,942	3,364,393
Voya Prime Rate Trust	495,563	2,319,235
		32,832,275
Business Development Companies - 18.50%
Barings BDC, Inc.	465,503	4,873,816
Crescent Capital BDC, Inc.	111,043	2,062,069
FS KKR Capital Corp. II	131,237	2,780,912
Harvest Capital Credit Corp.	179,042	1,697,318
PennantPark Investment Corp.	232,400	1,545,460
Phenixfin Corp. (a)	19,193	772,902
Portman Ridge Finance Corp.	369,545	872,126
Suro Capital Corp.	108,050	1,448,951
Trinity Capital, Inc. (a)	20,467	294,725
		16,348,279
Total Investment Companies (Cost $43,743,473)		49,180,554

OTHER COMMON STOCKS - 0.00%
Energy - 0.00%
Nine Point Energy (a)(b)	138,566	0
Total Other Common Stocks (Cost $29,498)		0

PREFERRED STOCKS - 15.04%
Closed-End Funds - 4.48%
Nexpoint Strategic Opportunities Fund	85,414	1,888,504
Xai Octagon Floating Rate & Alternative Income Fund	80,000	2,076,800
		3,965,304
Investment Companies - 1.57%
Capital Finance Corp.	44,250	1,109,347
Saratoga Investment Corp. - BDC	10,923	277,553
		1,386,900
Investment Management & Advisory Services - 0.35%
B Riley Financial, Inc.	12,000	307,800

Machinery - Electric Utilities - 0.59%
Babcock & Wilcox Enterprises, Inc.	20,000	520,800

Medical - Drugs - 0.94%
Harrow Health, Inc.	32,000	831,680

Metal Processors & Fabrication - 5.71%
Steel Partners Holdings LP	220,000	5,044,600

Motion Pictures & Services - 1.40%
Chicken Soup for the Soul Entertainment, Inc.	46,566	1,238,656
Total Preferred Stocks (Cost $12,287,965)		13,295,740

SPECIAL PURPOSE ACQUISITION VEHICLES - 19.51%	Shares/Units
890 5th Avenue Partners, Inc. Units (a)	8,500	84,830
Ares Acquisition Corp. (a)	50,000	501,000
B Riley Principal 150 Merger Corp. (a)	52,248	504,716
B Riley Principal 150 Merger Corp. Units (a)	2	20
B Riley Principal 250 Merger Corp. Units (a)	50,000	499,250
Blue Water Acquisition Corp. - Class A (a)	43,487	437,044
Brookline Capital Acquisition Corp. (a)	12,548	124,352
CF Finance Acquisition Corp. VI Units (a)	50,000	498,000
Churchill Capital Corp. VI - Class A (a)	34,700	339,713
Churchill Capital Corp. VII - Class A (a)	58,805	575,113
Clarim Acquisition Corp. Units (a)	10,000	99,050
DFP Healthcare Acquisition Corp. - Class A (a)	42,000	414,960
E.Merge Technology Acquisition Corp. - Class A (a)	24,999	242,990
E.Merge Technology Acquisition Corp. Units (a)	1	10
European Sustainable Growth Corp. - Class A (a)	15,000	144,900
Fast Acquisition Corp. II - Class A (a)	30,000	291,000
Figure Acquisition Corp. I - Class A (a)	7,500	75,375
Fortress Value Acquisition Corp. IV - Class A (a)	25,000	245,500
Fortress Value Acquisition Corp. Units (a)	11,000	109,450
FTAC Hera Acquisition Corp. - Class A (a)	61,000	595,909
GigCapital4, Inc. Units (a)	26,000	260,000
Go Acquisition Corp. Units (a)	2	20
Go Acquisition Corp. - Class A (a)	49,998	487,980
Gores Holdings VII, Inc. - Class A (a)	15,000	146,700
Gores Technology Partners II Units (a)	5,000	50,050
Gores Technology Partners, Inc. Units (a)	5,000	50,150
GX Acquisition Corp. II - Class A (a)	60,000	577,200
Haymaker Acquisition Corp. - Class A (a)	45,464	437,818
Healthcor Catalio Acquisition Corp. - Class A (a)	20,000	197,600
IG Acquisition Corp. - Class A (a)	50,000	486,500
Independence Holdings Corp. Units (a)	10,000	100,400
Isleworth Healthcare Acquisition Corp. (a)	14,700	143,031
Landcadia Holdings IV, Inc. Units (a)	50,000	498,000

LEO Holdings Corp. II Units (a)	21,000	210,000
Longview Acquisition Corp. - Class A (a)	50,000	501,000
M3-Brigade Acquisition Corp. II Units (a)	1	10
M3-Brigade Acquisition Corp. II - Class A (a)	24,849	239,793
Marlin Technology Corp. Units (a)	50,000	496,500
Medicus Sciences Acquisition Corp. - Class A (a)	10,000	97,200
Nocturne Acquisition Corp. Units (a)	40,000	408,000
Northern Star Investment Corp. - Class A (a)	45,996	449,381
Northern Star Investment Corp. III Units (a)	4	40
Periphas Capital Partnering Corp. Units (a)	20,000	494,600
Priveterra Acquisition Corp. Units (a)	20,000	198,800
Progress Acquisition Corp. Units (a)	56,509	563,395
Property Solutions Acquisitions Corp. Units (a)	30,000	298,500
PWP Forward Acquisition Corp. Units (a)	105,000	1,039,500
Quantum Fintech Acquisition Corp. (a)	50,000	483,500
Roman DBDR Tech Acquisition Corp. - Class A (a)	25,000	251,500
Sandbridge X2 Corp. Units (a)	15,000	149,700
Spartacus Acquisition Corp. - Class A (a)	50,000	496,500
Spartan Acquisition Corp. III Units (a)	17,700	177,354
Tailwind Two Acquisition Corp. Units (a)	30,000	298,317
Tekkorp Digital Acquisition Corp. - Class A (a)	700	6,839
Yellowstone Acquisition Corp. - Class A (a)	25,000	251,000
Yucaipa Acquisition Corp. - Class A (a)	62,400	607,776
Z-Work Acquisition Corp. Units (a)	31,000	308,140
Total Special Purpose AcquisitionVehicles (Cost $17,155,745)		17,245,976

	Shares
RIGHTS - 0.06%
Agba Acquisition Ltd. (Expiration: May 10, 2024) (a)	18,500	6,845
GigCapital2, Inc. (Expiration: February 28, 2026) (a)	102,250	48,058
Total Rights (Cost $19,348)		54,903

WARRANTS - 0.30%
Agba Acquisition Ltd. (a)
Expiration: May 2024
Exercise Price: $11.50	36,750	8,452
B Riley Principal 150 Merger Corp. (a)
Expiration: March 2028
Exercise Price: $11.50	17,416	19,332
Churchill Capital Corp. VI - Class A (a)
Expiration: February 2026
Exercise Price: $11.50	6,940	9,230
Churchill Capital Corp. VII (a)
Expiration: February 2028
Exercise Price: $11.50	11,761	13,525
DFP Healthcare Acquisition Corp. (a)
Expiration: March 2025
Exercise Price: $11.50	10,500	12,495
European Sustainable Growth Corp. (a)
Expiration: January 2028
Exercise Price: $11.50	7,500	6,001
Fast Acquisition Corp. II - Class A (a)
Expiration: March 2026
Exercise Price: $11.50	7,500	7,200
Figure Acquisition Corp. I - Class A (a)
Expiration: March 2028
Exercise Price: $11.50	1,875	2,063
Fortress Value Acquisition Corp. IV - Class A (a)
Expiration: March 2028
Exercise Price: $11.50	3,125	3,125
FTAC Hera Acquisition Corp. - Class A (a)
Expiration: February 2026
Exercise Price: $11.50	15,250	17,080
Go Acquisition Corp. (a)
Expiration: August 2027
Exercise Price: $11.50	16,666	15,333
Gores Holdings VII, Inc. - Class A (a)
Expiration: February 2028
Exercise Price: $11.50	1,875	1,969
GX Acquisition Corp. II - Class A (a)
Expiration: March 2026
Exercise Price: $11.50	20,000	14,012
Haymaker Acquisition Corp. (a)
Expiration: March 2026
Exercise Price: $11.50	11,366	8,456
IG Acquisition Corp. - Class A (a)
Expiration: October 2027
Exercise Price: $11.50	25,000	27,250
Isleworth Healthcare Acquisition Corp. (a)
Expiration: August 2027
Exercise Price: $11.50	7,350	4,557
Longview Acquisition Corp. - Class A (a)
Expiration: May 2026
Exercise Price: $11.50	10,000	12,100
M3-Brigade Acquisition Corp. II - Class A (a)
Expiration: September 2026
Exercise Price: $11.50	8,283	5,550
Medicus Sciences Acquisition Corp. - Class A (a)
Expiration: February 2026
Exercise Price: $11.50	1,112	1,012

Northern Star Investment Corp. - Class A (a)
Expiration: February 2028
Exercise Price: $11.50	7,666	8,126
Quantum Fintech Acquisition Corp. (a)
Expiration: January 2026
Exercise Price: $11.50	50,000	16,480
Roman DBDR Tech Acquisition Corp. (a)
Expiration: October 2025
Exercise Price: $11.50	6,300	7,623
Spartacus Acquisition Corp. (a)
Expiration: October 2027
Exercise Price: $11.50	25,000	19,125
Yellowstone Acquisition Corp. - Class A (a)
Expiration: October 2025
Exercise Price: $11.50	12,500	7,751
Yucaipa Acquisition Corp. - Class A (a)
Expiration: August 2025
Exercise Price: $11.50	20,800	19,136
Total Warrants (Cost $309,845)		266,983

MONEY MARKET FUNDS - 8.65%
Fidelity Institutional Government Portfolio - Class I, 0.010% (c)	3,822,724	3,822,724
Invesco Treasury Portfolio - Institutional Class, 0.010% (c)	3,822,724	3,822,724
Total Money Market Funds (Cost $7,645,448)		7,645,448

Total Investments (Cost $81,191,322) - 99.20%		87,689,604
Other Assets in Excess of Liabilities - 0.80%		704,721
TOTAL NET ASSETS - 100.00%		$88,394,325

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued securities. The total market value of these securities was $0, representing 0.00% of net assets. Value determined using significant unobservable inputs.
(c)	The rate shown represents the 7-day yield at May 31, 2021.

The accompanying notes are an integral part of these financial statements.

Security valuation - Portfolio securities and other investments are valued using policies and procedures adopted by the Trustees. The Trustees have formed a Valuation
Committee to oversee the implementation of these procedures.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees. Such services or dealers determine valuations for normal institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the Fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security, the security will be valued at fair value in accordance with policies and procedures approved by the Trustees.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S.
Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)	Total
Investment Companies
Closed-End Funds	$32,832,275	$-	$-	$32,832,275
Business Development Companies	16,348,279	-	-	16,348,279
Other Common Stocks	-	-	0	0
Preferred Stocks
Closed-End Funds	3,965,304	-	-	3,965,304
Investment Companies	1,109,347	277,553	-	1,386,900
Investment Management & Advisor Services	307,800	-	-	307,800
Machinery - Electric Utilities	520,800	-	-	520,800
Medical - Drugs	831,680	-	-	831,680
Metal Processors & Fabrication	5,044,600	-	-	5,044,600
Motion Pictures & Services	1,238,656	-	-	1,238,656
Special Purpose Acquisition Vehicles	15,618,948	1,627,028	-	17,245,976
Rights	54,903	-	-	54,903
Warrants	231,676	35,307	-	266,983
Money Market Funds	7,645,448	-	-	7,645,448
Total	$85,749,716	$1,939,888	$0	$87,689,604

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The fair value of derivative instruments as reported within the Schedule of Investments as of May 31, 2021:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$ 266,983

The effect of derivative instruments on the Statement of Operations for the period ended May 31, 2021:

Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain	$ 909,017
on Investments

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized depreciation of investments	$ (126,248)